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                   UNITED STATES                              =
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                   SECURITIES AND EXCHANGE COMMISSION                    =
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                         Washington, D.C.  20549                         =
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                                                                         =
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                               FORM 13F                                  =
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                                                                         =
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                         FORM 13F COVER PAGE                             =
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                                                                         =
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Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2009         =
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                                                                         =
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Check here if Amendment [2 ];  Amendment Number:                         =
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This Amendment (Check only one.): [  ] is a restatement.                 =
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                                  [X ] adds new holdings entries.        =
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                                                                         =
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Institutional Investment Manager Filing this Report:                     =
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Name:    BUFORD, DICKSON, HARPER & SPARROW, INC                      =
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Address: 211 N. BROADWAY, SUITE 2080                                     =
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         St. Louis,MO 63102                                              =
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                                                                         =
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                                                                         =
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                                                                         =
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13F File Number: 28-11028_                                               =
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                                                                         =
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The institutional investment manager filing this report and the          =
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person by whom it is signed hereby represent that the person             =
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signing the report is authorized to submit it, that all                  =
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information contained herein is true, correct and complete, and          =
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that it is understood that all required items, statements,               =
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schedules, lists, and tables, are considered integral parts of           =
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this form.                                                               =
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                                                                         =
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Person Signing this Report on Behalf of Reporting Manager:               =
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Name:    William Young                                                   =
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Title:   Compliance Officer                                              =
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Phone:   314-725-5445                                                    =
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Signature, Place, and Date of Signing:                                   =
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                                                                         =
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William Young__   St. Louis, MO  JANUARY 4, 2010                         =
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                                                                         =
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                                                                         =
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Report Type (Check only one.):                                           =
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                                                                         =
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[X ]   13F HOLDINGS REPORT.                                              =
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                                                                         =
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[  ]   13F NOTICE.                                                       =
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                                                                         =
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[  ]   13F COMBINATION REPORT.                                           =
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                                                                         =
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List of Other Managers Reporting for this Manager:                       =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE          =
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ACT OF 1934.                                                             =
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                                                                   =
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                          FORM 13F SUMMARY PAGE                          =
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                                                                         =
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                                                                         =
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Report Summary:                                                          =
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                                                                         =
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Number of Other Included Managers:                                       =
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Form 13F Information Table Entry Total:      58                          =
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Form 13F Information Table Value Total:       $107,965                   =
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                                                                         =
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                                                                         =
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List of Other Included Managers:                                         =
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                                                                         =
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No.   13F File Number        Name                                        =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                   =
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                                                             =
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                                                          FORM 13F =
INFORMATION TABLE                                               =20
                                                           VALUE   =
SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY     =20
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN =
AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE  =20
------------------------------ ---------------- --------- -------- =
-------- --- ---- ------- -----------  -------- -------- --------
                                                                         =
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ABBOTT LABORATORIES            COM              002824100     3687    =
68285 SH       DEFINED                     0        0    68285
ADOBE SYSTEMS INC              COM              00724F101     3721   =
101160 SH       DEFINED                     0        0   101160
AMGEN INC                      COM              031162100     3329    =
58850 SH       DEFINED                     0        0    58850
APOLLO GROUP INC CL A          COM              037604105     2209    =
36460 SH       DEFINED                     0        0    36460
BMC SOFTWARE INC               COM              055921100     2927    =
72995 SH       DEFINED                     0        0    72995
BIO-REFERENCE LABS, INC.       COM              09057G602     1410    =
36050 SH       DEFINED                     0        0    36050
CH ROBINSON WORLDWIDE INC      COM              12541W209     2578    =
43900 SH       DEFINED                     0        0    43900
CAMPBELL SOUP CO               COM              134429109     2851    =
84335 SH       DEFINED                     0        0    84335
CAPELLA EDUCATION CO           COM              139594105     1051    =
13960 SH       DEFINED                     0        0    13960
CASEY'S GENERAL STORES INC     COM              147528103     1436    =
45000 SH       DEFINED                     0        0    45000
CATALYST HEALTH SOLUTIONS INC  COM              14888B103     1753    =
48060 SH       DEFINED                     0        0    48060
CHURCH & DWIGHT INC            COM              171340102     1225   =
 20260 SH       DEFINED                     0        0    20260
CLOROX CO                      COM              189054109     2976    =
48780 SH       DEFINED                     0        0    48780
COGNIZANT TECH SOL CL A        COM              192446102     1088    =
24000 SH       DEFINED                     0        0    24000
CUBIC CORP                     COM              229669106     1310    =
35120 SH       DEFINED                     0        0    35120
DANAHER CORP                   COM              235851102      248     =
3300 SH       DEFINED                     0        0     3300
DAVITA INC                     COM              23918K108     3344    =
56935 SH       DEFINED                     0        0    56935
DEVRY INC                      COM              251893103     1219    =
21480 SH       DEFINED                     0        0    21480
DOLLAR TREE STORES             COM              256747106     1231    =
25080 SH       DEFINED                     0        0    25080
ECOLAB INC                     COM              278865100     3479    =
78040 SH       DEFINED                     0        0    78040
EXPRESS SCRIPTS INC            COM              302182100      216     =
2500 SH       DEFINED                     0        0     2500
GEN DYNAMICS CORP              COM              369550108      770    =
11300 SH       DEFINED                     0        0    11300
GENERAL MILLS INCORPORATED     COM              370334104     3001    =
42380 SH       DEFINED                     0        0    42380
GILEAD SCIENCES INC            COM              375558103     2959    =
68395 SH       DEFINED                     0        0    68395
HEALTHSOUTH CORP NEW           COM              421924309      845    =
45000 SH       DEFINED                     0        0    45000
HERSHEY CO                     COM              427866108     2309    =
64510 SH       DEFINED                     0        0    64510
HEWLETT PACKARD CORP           COM              428236103     4935    =
95800 SH       DEFINED                     0        0    95800
ICON PLC INC ADS               COM              45103T107     1092    =
50270 SH       DEFINED                     0        0    50270
IDEXX LABORATORIES INC         COM              45168D104     1250    =
23380 SH       DEFINED                     0        0    23380
IMMUCOR INC                    COM              452526106     1340    =
66230 SH       DEFINED                     0        0    66230
INTEGRA LIFESCIENCES CORP(NEW) COM              457985208     1332    =
36120 SH       DEFINED                     0        0    36120
JOS A BANK CLOTHIERS INC       COM              480838101     1143    =
27100 SH       DEFINED                     0        0    27100
KROGER COMPANY                 COM              501044101      505    =
24600 SH       DEFINED                     0        0    24600
MAGELLAN HEALTH SERVICES INC   COM              559079207     1349    =
33110 SH       DEFINED                     0        0    33110
MCDONALDS CORP                 COM              580135101     4374    =
70045 SH       DEFINED                     0        0    70045
NEW JERSEY RES CORP            COM              646025106     1376    =
36780 SH       DEFINED                     0        0    36780
NIKE INC CL B                  COM              654106103      674    =
10200 SH       DEFINED                     0        0    10200
99 CENTS ONLY STORES           COM              65440K106     1233    =
94320 SH       DEFINED                     0        0    94320
NSTAR                          COM              67019E107     1461    =
39690 SH       DEFINED                     0        0    39690
PANERA BREAD COMP CL A         COM              69840W108     1141    =
17050 SH       DEFINED                     0        0    17050
PEPSICO INC                    COM              713448108     2689    =
44235 SH       DEFINED                     0        0    44235
PETMED EXPRESS INC             COM              716382106     1028    =
58220 SH       DEFINED                     0        0    58220
QUEST DIAGNOSTICS INC          COM              74834L100     4073    =
67460 SH       DEFINED                     0        0    67460
RESEARCH IN MOTION             COM              760975102     2896    =
42885 SH       DEFINED                     0        0    42885
RESMED INC                     COM              761152107     1517    =
29030 SH       DEFINED                     0        0    29030
ROGERS COMMUNICATIONS INC      COM              775109200     1780    =
57420 SH       DEFINED                     0        0    57420
ROSS STORES INC.               COM              778296103     1033    =
24190 SH       DEFINED                     0        0    24190
SRA INTERNATIONAL INC          COM              78464R105     1284    =
67230 SH       DEFINED                     0        0    67230
ST JUDE MEDICAL INC            COM              790849103      684    =
18600 SH       DEFINED                     0        0    18600
STERICYCLE INC                 COM              858912108     1190    =
21570 SH       DEFINED                     0        0    21570
TJX COS INC NEW                COM              872540109     2811    =
76915 SH       DEFINED                     0        0    76915
TECHNE CORP                    COM              878377100     1252    =
18260 SH       DEFINED                     0        0    18260
UNUM GROUP                     COM              91529Y106     2977   =
152520 SH       DEFINED                     0        0   152520
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1363    =
29090 SH       DEFINED                     0        0    29090
WMS INDS INC COM               COM              929297109     1446    =
36140 SH       DEFINED                     0        0    36140
WATERS CORP                    COM              941848103     1237    =
19960 SH       DEFINED                     0        0    19960
WATSON PHARMACEUTICALS         COM              942683103     1033    =
26090 SH       DEFINED                     0        0    26090
WESTAMERICA BANCORPORATION     COM              957090103     1295    =
23380 SH       DEFINED                     0        0    23380
                                                                   =
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